INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
11.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Patented technology	3,044	3,044	484
Product certificates	49,754	69,142	10,986
Customer relationships	2,463	2,463	391
Patents	466	518	82

	55,727	75,167	11,943
Less: Accumulated amortization	(8,732)	(13,141)	(2,088)

	46,995	62,026	9,855

Amortization expense was RMB3,525,000, RMB3,593,000 and RMB4,409,000 (US$700,000) for the years ended December 31, 2009, 2010 and 2011, respectively. The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

	For the year ending December 31,
	RMB’000	US$’000
For the year ending December 31,
2012	4,213	669
2013	3,854	612
2014	3,854	612
2015	3,854	612
2016	3,556	565